Derivative Financial Instruments (Details 2) (Derivatives not designated as hedging instruments [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Derivative instruments gain (loss) recognized in Income
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (1)	$ 0
Foreign forward exchange contracts [Member] | Interest expense [Member]
Derivative instruments gain (loss) recognized in Income
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (1)	$ 0